DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
DISCONTINUED OPERATIONS
Summary of operating results from discontinued operations included in the Company's consolidated statement of operations

	Year ended December 31
	2011		2012		2013
	Nuomi Inc.	Qingting	Nuomi Inc.	Qingting	Nuomi Inc.	Qingting
	US$	US$	US$	US$	US$	US$

Net revenue from discontinued operations	6,457	—	16,451	—	19,319	—
Loss from the operations of the discontinued operations, Before income taxes	24,296	720	27,295	216	28,378	959
Income tax expense	28	—	—	—	—	—
Loss from the operations of the discontinued operations, net of income taxes	24,324	720	27,295	216	28,378	959

Gain (loss) on deconsolidation of the subsidiaries	—	—	—	—	132,821	(156)

Gain (loss) from the discontinued operations, net of income taxes	(24,324)	(720)	(27,295)	(216)	104,443	(1,115)